Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest And Finance Costs Net
Interest on long-term debt (Note 7)	$ 2,592	$ 1,463
Interest on Promissory Note (Note 3)	69	223
Amortization of financing costs	126	155
Financing fees and charges	21	(12)
Interest from time deposits	(413)
Total	$ 2,395	$ 1,829